Leases (Tables)	6 Months Ended
Sep. 30, 2013
Assets by type which nomura leases on operating leases

The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31, 2013			September 30, 2013
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,426	¥(1,215)	¥2,211	¥3,426	¥(1,274)	¥2,152
Aircraft	17,872	(1,332)	16,540	5,364	(1,040)	4,324

Total	¥21,298	¥(2,547)	¥18,751	¥8,790	¥(2,314)	¥6,476

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

The future minimum lease payments to be received on non-cancellable operating leases as of September 30, 2013 were ¥1,842 million and these future minimum payments to be received are scheduled as below:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments to be received	¥1,842	¥540	¥398	¥374	¥221	¥63	¥246

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

The following table presents future minimum lease payments under non-cancelable operating leases having initial or remaining terms in excess of one year as of September 30, 2013:

Millions of yen
September 30, 2013
Total future minimum lease payments	¥153,799
Less: Sublease rental income	(10,603)

Net future minimum lease payments	¥143,196

Schedule of future minimum lease payments under non-cancelable operating leases

The future minimum lease payments above are scheduled as below as of September 30, 2013:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments	¥153,799	¥16,834	¥16,845	¥13,410	¥12,110	¥11,161	¥83,439

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

The following table presents future minimum lease payments under capital leases as of September 30, 2013:

Millions of yen
September 30, 2013
Total future minimum lease payments	¥59,491
Less: Amount representing interest	(31,554)

Present value of net future minimum lease payments	¥27,937

Schedule of future minimum lease payments under capital leases

The future minimum lease payments above are scheduled as below as of September 30, 2013:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments	¥59,491	¥623	¥1,482	¥3,873	¥3,858	¥3,720	¥45,935